Document and Entity Information	Sep. 07, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Sep. 07, 2021
Entity Registrant Name	DTRT HEALTH ACQUISITION CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40744
Entity Tax Identification Number	86-3336784
Entity Address, Address Line One	1415 West 22nd Street
Entity Address, Address Line Two	Tower Floor
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	312
Local Phone Number	316-5473
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001865537
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	DTRT
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	DTRTW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	DTRTU
Security Exchange Name	NASDAQ